Operating Expenses	3 Months Ended
Mar. 31, 2023
Disclosure Of Operating Expenses [Abstract]
OPERATING EXPENSES

18. OPERATING EXPENSES

For the three months ended March 31, 2023 and 2022, operating expenses consisted of the follows:

Research and development	2023	2022
Payroll	$1,354,084	$183,344
Consulting services	858,307	41,144
Depreciation and amortization	153,259	-
Travel and car expenses	51,962	31,492
Material Consumption	28,735	251
Training	709	77
Taxes and insurances	2,785	120,887
Rent and premises	-	9,770
Distribution cost	20,826	-

Other expenses	154,405	176,607
	$2,625,072	$563,572

Sales and marketing	2023	2022
Payroll	$497,213	$62,319
Product and brand advertising	1,532,089	790,185
Consulting services	351,723	13,985
Travel and car expenses	815	10,704
Training	2,194	26
Rent and premises	-	3,321
Other expenses	26,901	41,090
	$2,410,935	$921,630

General and administrative	2023	2022
Payroll	$708,676	$3,060,982
Consulting services	488,883	801,804
Insurance and taxes	166,575	135,775
Depreciation and amortization	31,371	34,859
Travel and car expenses	38,154	35,371
IT expense	42,405	-
Rent and premises	32,187	10,973
Other expenses	82,239	113,021
	$1,590,490	$4,192,785